STOCK-BASED COMPENSATION	6 Months Ended
Aug. 04, 2013
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 6—STOCK-BASED COMPENSATION

        On June 26, 2013, the Board of Directors and shareholders of Holdings approved the HD Supply Holdings, Inc. 2013 Omnibus Incentive Plan (the "Plan"). The Plan provides for stock-based awards to employees, consultants and directors, including stock options, stock purchase rights, restricted stock, restricted stock units, deferred stock units, performance shares, performance units, stock appreciation rights, dividend equivalents and other stock-based awards. The Plan replaces and succeeds the HDS Investment Holding, Inc. Stock Incentive Plan, as amended effective April 11, 2011 (the "Stock Incentive Plan"), and, from and after June 26, 2013, no further awards will be made under the Stock Incentive Plan. On July 2, 2013, Holdings registered 12.5 million shares for issuance pursuant to awards under the Plan and registered 14,818,000 shares for issuance pursuant to outstanding awards under the Stock Incentive Plan as of June 26, 2013.

        In connection with Holdings' initial public offering, HD Supply granted an aggregate 929,900 options to its senior management. The options have an exercise price of $18.00, vest on the third anniversary of the June 26, 2013 grant date, and have an estimated fair value of $10.25 per option. The Company expects to record approximately $9 million of stock-based compensation for the options over the options' vesting period.

        On June 26, 2013, HD Supply granted an aggregate 331,431 shares of restricted stock to certain employees. The restricted stock vests in five equal annual installments on each of the first through fifth anniversaries of May 9, 2013. The Company expects to record approximately $6 million of stock-based compensation for the restricted stock over the restricted stock's vesting period.

        On July 2, 2013, HD Supply's non-employee directors were awarded an aggregate 41,031 restricted stock units ("RSUs") pursuant to HD Supply's Board of Director Compensation Policy that became effective on the consummation of Holdings' initial public offering on July 2, 2013. The RSUs vest on the earlier of (i) the first anniversary of the grant date or (ii) the date of the Company's next annual meeting after the grant date. On a date selected by the Company that is within thirty days following the vesting date, vested RSUs will be settled into an equal number of shares of the Company's common stock, unless the director has elected to defer settlement of the RSU until termination of board service, in which case the award will be settled at service termination. The Company expects to record less than $1 million of stock-based compensation for the RSUs over the RSU's vesting period.